Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	$ 1,273,413	$ 1,744,859
New loans	1,534,309	919,530
Scheduled repayments	(395,851)	(494,502)
Early repayments	(698,800)	(906,000)
Other changes	2,136	(1,894)
Translation differences	(3,027)	11,420
Carrying amount of liability at the end of the period	1,712,180	1,273,413
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	631,044	630,363
Carrying amount of liability at the end of the period	102,493	631,044
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	524,781	893,291
Carrying amount of liability at the end of the period	1,373,194	524,781
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,155,825	1,523,654
Carrying amount of liability at the end of the period	1,475,687	1,155,825
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	117,588	221,205
Carrying amount of liability at the end of the period	236,493	117,588
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	856,860	1,223,451
New loans	937,825	630,000
Scheduled repayments	(27,232)	(88,989)
Early repayments	(567,000)	(905,000)
Other changes	4,695	(2,602)
Translation differences	0	0
Carrying amount of liability at the end of the period	1,205,148	856,860
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	631,044	628,711
Carrying amount of liability at the end of the period	102,419	631,044
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	205,274	545,233
Carrying amount of liability at the end of the period	1,073,416	205,274
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	836,318	1,173,944
Carrying amount of liability at the end of the period	1,175,835	836,318
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	20,542	49,507
Carrying amount of liability at the end of the period	29,313	20,542
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	198,279	198,571
New loans	200,000	0
Scheduled repayments	0	0
Early repayments	(131,800)	(1,000)
Other changes	(2,559)	708
Translation differences	0	0
Carrying amount of liability at the end of the period	263,920	198,279
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	198,279	198,571
Carrying amount of liability at the end of the period	196,895	198,279
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	198,279	198,571
Carrying amount of liability at the end of the period	196,895	198,279
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	67,025	0
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	66,921	75,624
New loans	24,729	25,703
Scheduled repayments	(52,550)	(34,492)
Early repayments		0
Other changes	0	0
Translation differences	(49)	86
Carrying amount of liability at the end of the period	39,051	66,921
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	1,652
Carrying amount of liability at the end of the period	74	0
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	21,172	41,509
Carrying amount of liability at the end of the period	16,685	21,172
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	21,172	43,161
Carrying amount of liability at the end of the period	16,759	21,172
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	45,749	32,463
Carrying amount of liability at the end of the period	22,292	45,749
Other borrowings
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	151,353	247,213
New loans	371,755	263,827
Scheduled repayments	(316,069)	(371,021)
Early repayments	0	0
Other changes	0	0
Translation differences	(2,978)	11,334
Carrying amount of liability at the end of the period	204,061	151,353
Other borrowings | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0	0
Carrying amount of liability at the end of the period	0	0
Other borrowings | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	100,056	107,978
Carrying amount of liability at the end of the period	86,198	100,056
Other borrowings | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	100,056	107,978
Carrying amount of liability at the end of the period	86,198	100,056
Other borrowings | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	51,297	139,235
Carrying amount of liability at the end of the period	$ 117,863	$ 51,297